EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
EARNINGS PER SHARE
Summary of basic and diluted earnings per share

Basic and diluted earnings per share

	2025	2024	2023
	in €	in €	in €
Total basic and diluted earnings per share attributable to the ordinary equity holders of the company	(1.87)	(2.41)	1.28

Reconciliations of earnings used in calculating earnings per share

in € thousands	2025	2024	2023
Profit / (Loss) from continuing operations as presented in the statement of profit or loss	(71,042)	(84,111)	36,868

Weighted average number of shares used as the denominator

	2025	2024	2023
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted earnings per share	38,062,427	34,935,357	28,725,000